Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Love Media House, Inc. [Member]
Schedule of assets acquired and liabilities

The following table summarizes the consideration paid and the fair value of the assets acquired and liabilities assumed (In thousands):

Consideration Paid:

Cash	$150
Common stock	1,885
$2,035

Fair values of identifiable assets acquired and liabilities assumed:

Assets acquired:
Cash	$5
Other intangible assets	900
Goodwill	1,172
Total assets acquired	2,077

Liabilities assumed:
Accounts payable	42
Total Liabilities Assumed	42

Net Assets Acquired	$2,035

BananaWhaleStudiosPTELtdMember
Schedule of assets acquired and liabilities

The following table summarizes the consideration paid and the fair value of the assets acquired and liabilities assumed in May 2018 (In thousands):

Consideration Paid:

Common stock	$—
Non-controlling interest	894
$894

 Fair values of identifiable assets acquired and (liabilities) assumed:

Assets acquired:
Cash	$42
Accounts receivable	11
Equipment	37
Other receivable	2,022
Liabilities assumed:
Accounts payable	(288)
$1,824
Bargain purchase gain	$930

Browning Production & Entertainment [Member]
Schedule of assets acquired and liabilities

The following table summarizes the consideration paid and the fair value of the assets acquired and liabilities assumed as of October 22, 2018 (In thousands):

Consideration Paid:

Common stock	$119
Cash	20
Non-controlling interest	134
$273

Fair values of identifiable assets acquired and (liabilities) assumed:

Assets acquired:
Cash	$—
Accounts receivable	43
Other assets	23
Equipment	2
Goodwill	622
Liabilities assumed:
Accounts payable	(42)
Deferred revenue	(72)
Loans and advances	(303)

Net Assets Acquired	$273

123Wish, Inc. [Member]
Schedule of assets acquired and liabilities

The following table summarizes the consideration paid and the fair value of the assets acquired and liabilities assumed (In thousands):

Consideration Paid:

Common stock	$1,387
Non controlling interest	1,353
$2,740

Fair values of identifiable assets acquired and liabilities assumed:

Assets acquired:
Cash	$14
Other intangible assets	2,307
Goodwill	419

Net Assets Acquired	$2,740